Other Operating Income/(Expense) - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other operating income expense [line items]
Disposal of businesses and assets	£ 258	£ 195	£ 283
Fair value remeasurements on contingent consideration	(1,252)	£ (1,012)	£ (2,205)
Vaccines business acquisition [member]
Disclosure of other operating income expense [line items]
Fair value remeasurements on contingent consideration	56
Shionogi ViiV healthcare joint venture [member]
Disclosure of other operating income expense [line items]
Fair value remeasurements on contingent consideration	1,188
Tapinarof [member]
Disclosure of other operating income expense [line items]
Disposal of businesses and assets	119
Consumer Tail Brands [member]
Disclosure of other operating income expense [line items]
Disposal of businesses and assets	£ 33